Stock-Based Compensation - Exercise Price Ranges (Details) - Exercise Price Range $129-$154	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Stock option activity by exercise price ranges
Exercise price, lower range limit (in dollars per share)	$ 129
Exercise price, upper range limit (in dollars per share)	154
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 140
Options Outstanding, Number of Shares Under Option (in shares) | shares	1,500,000
Options Outstanding, Aggregate Intrinsic Value | $	$ 0
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 1 month 6 days